Document and Entity Information	May 27, 2022
Cover [Abstract]
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is an amendment to the Current Report on Form 8-K of TherapeuticsMD, Inc. (the “Company”), filed on June 3, 2022 (the “Original Form 8-K”). Following the filing of the Original Form 8-K, the Company discovered that the wrong item number was inadvertently tagged in the submission (Item 1.01 rather than Item 5.03). The Company is amending the Original Form 8-K to include the correct item and item tag. No disclosure has changed from the Original Form 8-K.
Entity Central Index Key	0000025743
Document Type	8-K/A
Document Period End Date	May 27, 2022
Current Fiscal Year End Date	--12-31
Entity Registrant Name	TherapeuticsMD, Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-00100
Entity Tax Identification Number	87-0233535
Entity Address, Address Line One	951 Yamato Road
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	(561)
Local Phone Number	961-1900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TXMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false